UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

-Dreyfus Strategic Beta Emerging Markets Equity Fund

-Dreyfus Strategic Beta Global Equity Fund

-Dreyfus Strategic Beta U.S. Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
January 31, 2016 (Unaudited)

Common Stocks--94.3%	Shares		Value ($)
Brazil--5.2%
Ambev	32,600		152,087
B2W Cia Digital	800	a	2,652
Banco Bradesco	2,920		14,301
Banco do Brasil	14,200		49,170
BB Seguridade Participacoes	6,500		37,588
BM&FBovespa	21,400		54,894
BR Malls Participacoes	1,000		2,968
BRF	4,800		57,879
CCR	7,200		23,005
CETIP	1,100		10,517
Cia de Saneamento Basico do Estado de Sao Paulo	2,900		15,458
Cia Siderurgica Nacional	16,200		14,378
Cielo	2,400		20,323
Cosan Industria e Comercio	1,200		7,542
CPFL Energia	1,225	a	4,965
Duratex	2,200		2,915
EDP - Energias do Brasil	6,600		19,999
Embraer	1,900		13,662
Equatorial Energia	1,100		9,947
Estacio Participacoes	700		2,049
Fibria Celulose	1,100		12,117
Hypermarcas	700	a	3,911
JBS	21,100		56,973
Klabin	600		3,150
Kroton Educacional	4,100		8,713
Localiza Rent a Car	500		2,741
Lojas Renner	3,900		17,297
Multiplan Empreendimentos Imobiliarios	100		1,035
Natura Cosmeticos	1,200		6,723
OdontoPrev	1,700		4,293
Petroleo Brasileiro	37,400	a	64,799

Porto Seguro	1,000		6,543
Qualicorp	500		1,686
Raia Drogasil	800		8,296
Souza Cruz	3,400	b	23,121
Sul America	4,700		21,233
Tim Participacoes	5,200		8,281
Totvs	500		4,050
Tractebel Energia	1,900		16,075
Transmissora Alianca de Energia Eletrica	4,500		19,565
Ultrapar Participacoes	4,200		62,352
Vale	7,000		17,011
WEG	1,400		5,411
			891,675
Chile--1.4%
AES Gener	14,180		6,221
Aguas Andinas, Cl. A	27,635		13,868
Banco de Chile	144,203		14,897
Banco de Credito e Inversiones	182		7,016
Banco Santander Chile	514,869		22,258
Cia Cervecerias Unidas	458		5,011
CorpBanca	266,560		2,021
Empresa Nacional de Electricidad	33,925		44,178
Empresas Copec	3,951		34,060
Enersis	217,617		51,857
LATAM Airlines Group	2,862	a	14,763
SACI Falabella	2,338		15,403
			231,553
China--16.2%
AAC Technologies Holdings	1,400		8,956
Agricultural Bank of China, Cl. H	148,600		53,142
Air China, Cl. H	24,700		15,943
Alibaba Group Holding, ADR	800	a	53,624
Aluminum Corp. of China, Cl. H	42,000	a	12,526
Anhui Conch Cement, Cl. H	5,500		10,676
ANTA Sports Products	5,700		13,770
AviChina Industry & Technology, Cl. H	11,000		7,735
Baidu, ADR	200	a	32,654
Bank of China, Cl. H	428,700		169,686

Bank of Communications, Cl. H	46,700		28,627
Beijing Capital International Airport, Cl. H	6,000		5,456
Beijing Enterprises Water Group	8,000	a	3,990
Byd, Cl. H	3,000	a	13,794
CGN Power	12,000		3,569
China Cinda Asset Management, Cl. H	32,000		10,083
China CITIC Bank, Cl. H	35,200	a	20,396
China Communications Construction, Cl. H	67,600		60,259
China Communications Services, Cl. H	41,900		16,520
China Construction Bank, Cl. H	511,600		315,225
China Everbright Bank, Cl. H	20,000		9,432
China Galaxy Securities,
Cl. H	13,300		9,842
China International Marine Containers Group, Cl. H	7,700		12,128
China Life Insurance, Cl. H	35,200		84,609
China Longyuan Power Group, Cl. H	11,000		6,567
China Medical System Holdings	2,000		2,344
China Merchants Bank, Cl. H	15,200		29,554
China Mengniu Dairy	7,600		10,663
China Minsheng Banking, Cl. H	26,200		23,381
China National Building Material, Cl. H	53,400		22,459
China Pacific Insurance Group, Cl. H	14,500		50,677
China Petroleum & Chemical, Cl. H	222,900		125,308
China Railway Construction, Cl. H	45,200		45,274
China Railway Group, Cl. H	52,400		38,037
China Resources Gas Group	4,000		9,993
China Shenhua Energy, Cl. H	18,600		28,072
China Shipping Container Lines, Cl. H	6,000	a	1,149
China Southern Airlines Company, Cl. H	34,300		20,661
China State Construction International Holdings	7,600		12,095
China Telecom, Cl. H	104,800		49,346
China Vanke, Cl. H	20,000		45,073
Chongqing Changan Automobile, Cl. B	3,000		5,887
Chongqing Rural Commercial Bank, Cl. H	9,000		4,608
CITIC Securities, Cl. H	4,500		8,587
Ctrip.com International, ADR	100	a	4,268
Dalian Wanda Commercial Properties	2,400		11,618
Datang International Power Generation, Cl. H	38,000		10,102

Dongfeng Motor Group, Cl. H	19,100		22,670
Evergrande Real Estate Group	63,800		42,327
Fosun International	7,000		9,320
Geely Automobile Holdings	38,200		16,373
GF Securities, Cl. H	2,800	a	5,673
Great Wall Motor, Cl. H	18,600		14,062
Guangzhou Automobile Group, Cl. H	14,000		11,682
Guangzhou R&F Properties, Cl. H	10,000		10,857
Haier Electronics Group	7,000		12,244
Haitian International Holdings	3,000		3,646
Haitong Securities, Cl. H	7,600		11,608
Huadian Power International, Cl. H	28,600		16,969
Huaneng Power International, Cl. H	107,600		87,559
Huaneng Renewables, Cl. H	24,000		5,221
Huatai Securities, Cl. H	2,200	a	4,155
Industrial & Commercial Bank of China, Cl. H	442,900		232,293
Jiangsu Expressway, Cl. H	15,300		18,236
Jiangxi Copper, Cl. H	18,100		18,022
Kunlun Energy	14,000		10,370
NetEase, ADR	200		31,228
New China Life Insurance, Cl. H	6,700		22,643
New Oriental Education & Technology Group, ADR	200		6,282
People's Insurance Company Group of China, Cl. H	90,500		36,510
PICC Property & Casualty, Cl. H	21,900		37,652
Ping An Insurance Group Company of China, Cl. H	28,600		130,552
Qihoo 360 Technology, ADR	100	a	7,171
Semiconductor Manufacturing International	80,000	a	6,920
Shandong Weigao Group Medical Polymer, Cl. H	4,000		2,542
Shanghai Electric Group, Cl. H	14,000		6,118
Shanghai Lujiazui Finance & Trade Zone Development	1,600	b	5,344
Shanghai Pharmaceuticals Holding, Cl. H	3,900		7,552
Shenzhou International Group Holdings	1,000		5,370
Shui On Land	10,000		2,428
Sihuan Pharmaceutical Holdings Group	1,000	b	281
Sino-Ocean Land Holdings	24,800		12,573
Sinopec Engineering Group, Cl. H	13,000		10,833
Sinopec Shanghai Petrochemical, Cl. H	74,300	a	30,189
Sinopharm Group, Cl. H	16,800		58,788

Sinotrans, Cl. H	17,000		7,790
SOHO China	20,500		9,563
Sunac China Holdings	20,000		12,481
Tencent Holdings	5,900		111,463
Travelsky Technology, Cl. H	3,000		4,582
Vipshop Holdings, ADS	900	a	11,556
Want Want China Holdings	31,400		20,702
Weichai Power, Cl. H	7,000		6,739
Youku Tudou, ADR	100	a	2,723
YY, ADR	100	a	5,811
Zhejiang Expressway, Cl. H	17,200		14,895
Zhuzhou CSR Times Electric, Cl. H	1,000		5,162
Zijin Mining Group, Cl. H	95,200		21,561
ZTE, Cl. H	5,000		9,042
			2,756,698
Colombia--.4%
Cementos Argos	1,328		3,965
Corporacion Financiera Colombiana	387		4,398
Ecopetrol	105,562		33,124
Grupo Argos	2,425		12,337
Interconexion Electrica	3,749		8,406
			62,230
Czech Republic--.4%
CEZ	2,100		34,867
Komercni banka	60		12,627
O2 Czech Republic	1,468		15,057
			62,551
Egypt--.2%
Commercial International Bank	4,631		18,630
Global Telecom Holding	28,032	a	6,534
Talaat Moustafa Group	3,340		2,216
			27,380
Greece--1.5%
Alpha Bank	78	a	156
Eurobank Ergasias	235,375	a	192,446
FF Group	187	a	2,931
Hellenic Telecommunications Organization	1,741		15,112
JUMBO	485		5,131

National Bank of Greece	14,552	a	3,949
OPAP	3,685		27,156
Piraeus Bank	2	a	0
Public Power	3,781		14,301
			261,182
Hong Kong--5.4%
Beijing Enterprises Holdings	2,500		12,535
Belle International Holdings	40,000		26,991
Brilliance China Automotive Holdings	2,000		1,920
China Everbright	4,000		8,346
China Everbright International	4,000		4,274
China Gas Holdings	4,000		5,093
China Merchants Holdings International	2,000		5,533
China Mobile	39,500		430,771
China Overseas Land & Investment	15,300		43,857
China Power International Development	40,000		17,895
China Resources Land	17,200		42,666
China Resources Power Holdings	26,600		45,361
China Taiping Insurance Holdings	14,300	a	29,570
China Unicom Hong Kong	33,300		36,890
Country Garden Holdings	42,900		16,547
CSPC Pharmaceutical Group	6,000		5,035
ENN Energy Holdings	3,800		17,120
Franshion Properties China	20,000		5,247
GCL-Poly Energy Holdings	134,300		17,343
GOME Electrical Appliances Holdings	114,300		16,048
Guangdong Investment	9,500		12,167
Hengan International Group	1,900		17,021
Kingsoft	1,000		2,174
Longfor Properties	12,900		16,306
New World China Land	4,000		3,866
Nine Dragons Paper Holdings	19,000		11,996
Shimao Property Holdings	26,200		36,953
Sino Biopharmaceutical	13,300		9,196
Sun Art Retail Group	13,500		7,591
Yuexiu Property	48,640		7,075
			913,387

Hungary--.3%

MOL Hungarian Oil and Gas	529		25,723
OTP Bank	674		14,323
Richter Gedeon	602		11,746
			51,792
Indonesia--1.9%
Adaro Energy	473,100		18,249
Akr Corpoindo	11,100		5,956
Astra International	92,400		43,791
Bank Central Asia	19,100		18,326
Bank Negara Indonesia	23,300		8,403
Bank Rakyat Indonesia	32,600		26,916
Gudang Garam	1,600		6,809
Indocement Tunggal Prakarsa	5,500		7,970
Indofood CBP Sukses	2,200		2,347
Jasa Marga	7,300		3,069
Kalbe Farma	41,200		4,035
Lippo Karawaci	40,300		3,102
Matahari Department Store	10,600		12,452
PT Hanjaya Mandala Sampoerna	800		6,018
Semen Indonesia	14,800		12,045
Surya Citra Media	14,200		2,805
Telekomunikasi Indonesia	419,200		102,822
Tower Bersama Infrastructure	2,200	a	1,023
Unilever Indonesia	3,900		10,460
United Tractors	12,200		15,610
XL Axiata	18,100	a	4,849
			317,057
South Korea--15.8%
Amorepacific	50	a	17,050
AMOREPACIFIC Group	90	a	11,314
BGF Retail	64	a	11,552
BNK Financial Group	1,880	a	14,223
Celltrion	67	a	6,279
Cheil Worldwide	484		9,164
CJ	210	a	51,995
CJ CheilJedang	58	a	20,085
CJ E&M	86	a	6,667
CJ Korea Express	26	a	4,787

Coway	396	a	32,177
Daelim Industrial	296	a	19,491
Daewoo Engineering & Construction	926	a	4,318
Daewoo International	674		8,788
Daewoo Securities	901	a	5,999
DGB Financial Group	1,117	a	8,358
Dongbu Insurance	385	a	21,961
Doosan	61		3,918
E-Mart	128		17,612
GS Engineering & Construction	558	a	11,948
GS Holdings	842	a	35,756
GSretail	229	a	12,611
Hankook Tire	624	a	24,363
Hanon Systems	151	a,b	6,612
Hanssem	23	a	5,240
Hanwha	2,179	a	67,269
Hanwha Chemical	822	a	18,119
Hanwha Life Insurance	2,161	a	12,601
Hyosung	358	a	32,736
Hyundai Department Store	56	a	6,028
Hyundai Development Co-Engineering & Construction	576	a	21,920
Hyundai Engineering & Construction	782	a	24,234
Hyundai Marine & Fire Insurance	844	a	22,887
Hyundai Motor	1,396		156,476
Hyundai Steel	571		23,533
Hyundai Wia	129	a	11,457
Industrial Bank of Korea	1,899	a	18,348
Kangwon Land	632	a	21,801
KB Financial Group	966	a	24,815
KCC	17		6,262
KEPCO Plant Service & Engineering	102	a	8,523
Kia Motors	1,917		73,238
Korea Aerospace Industries	103	a	6,150
Korea Electric Power	2,822	a	124,296
Korea Gas	578	a	18,131
Korea Investment Holdings	189	a	7,421
Korea Zinc	29	a	10,620
Korean Air Lines	776	a	16,152

KT	460		10,487
KT&G	881		76,180
Kumho Petrochemical	170	a	7,256
LG	301	a	18,692
LG Chem	356		88,591
LG Display	1,975		35,992
LG Household & Health Care	25		20,835
LG Uplus	2,183		17,706
Lotte Chemical	208	a	48,128
Lotte Chilsung Beverage	2	a	3,652
Mirae Asset Securities	473	a	7,536
NAVER	53		27,978
NCSoft	24		4,734
NH Investment & Securities	656	a	5,284
Orion	8	a	6,893
Ottogi	3	a	3,535
S-1	96		8,208
S-Oil	841		55,386
Samsung C&T	120		15,069
Samsung Card	142		4,529
Samsung Electro-Mechanics	616		28,644
Samsung Electronics	486		469,141
Samsung Fire & Marine Insurance	180		45,076
Samsung Life Insurance	471		43,398
Samsung SDI	115		9,093
Samsung SDS	48		8,933
Samsung Securities	252	a	8,021
Shinhan Financial Group	2,443	a	78,438
Shinsegae	71		12,666
SK Holdings	596	a	118,660
SK Hynix	3,681		85,129
SK Innovation	1,496	a	165,498
SK Networks	2,743	a	12,542
SK Telecom	59		10,336
Woori Bank	2,038		15,048
Yuhan	25	a	6,992
			2,689,571
Malaysia--1.7%

AirAsia	11,500		3,951
Astro Malaysia Holdings	6,700		4,506
Berjaya Sports Toto	11,697		8,807
British American Tobacco Malaysia	1,100		15,320
Dialog Group	3,800		1,450
DiGi.Com	18,700		21,984
Gamuda	2,600		2,858
HAP Seng Consolidated Bhd	1,900		3,297
Hong Leong Financial Group	700		2,332
IHH Healthcare	2,600		4,113
IJM	10,100		8,385
IOI	16,400		19,267
Kuala Lumpur Kepong	1,700		9,803
Lafarge Malaysia	1,700		3,757
Malaysia Airports Holdings	1,700		2,372
Maxis	15,200		20,978
MISC	4,700		9,931
Petronas Chemicals Group	13,200		22,919
Petronas Dagangan	2,500		15,337
Petronas Gas	3,900		21,505
Public Bank	3,900		17,311
SapuraKencana Petroleum	10,400		4,748
Tenaga Nasional	15,900		52,058
YTL	25,800		9,719
YTL Power International	13,600		4,813
			291,521
Mexico--2.4%
Alfa, Cl. A	17,000		31,670
America Movil, Ser. L	21,900		15,479
Arca Continental	1,900		11,414
El Puerto de Liverpool	500		5,970
Fomento Economico Mexicano	4,100		38,880
Gentera	5,300		9,508
Gruma, Cl. B	1,200		18,088
Grupo Aeroportuario del Pacifico, Cl. B	2,000		16,843
Grupo Aeroportuario del Sureste, Cl. B	865		11,837
Grupo Bimbo, Ser. A	6,300	a	17,593
Grupo Carso, Ser. A1	1,900		7,683

Grupo Comercial Chedraui	2,200		5,749
Grupo Financiero Banorte, Ser. O	4,100		21,362
Grupo Lala	2,200		5,213
Grupo Televisa	7,100		37,599
Industrias Penoles	1,045		9,966
Kimberly-Clark de Mexico, Cl. A	12,300		29,357
La Comer SAB de CV	2,300	a	2,054
OHL Mexico	4,800	a	4,496
Promotora y Operadora de Infraestructura	400		4,597
Southern Copper	1,100		28,512
Telesites	1,155	a	700
Wal-Mart de Mexico	33,800		84,846
			419,416
Peru--.3%
Cia de Minas Buenaventura, ADR	1,400	a	5,600
Credicorp	400		40,544
			46,144
Philippines--.8%
Ayala	620		8,864
Ayala Land	11,900		7,877
DMCI Holdings	17,650		4,233
Energy Development	34,700		4,020
Globe Telecom	385		15,111
GT Capital Holdings	195		5,302
JG Summit Holdings	7,990		11,287
Jollibee Foods	1,210		5,227
Metro Pacific Investments	26,500		3,072
Philippine Long Distance Telephone	1,035		48,462
SM Investments	540		9,434
SM Prime Holdings	8,300		3,712
Universal Robina	2,120		8,642
			135,243
Poland--1.7%
Bank Millennium	1,751	a	2,322
Bank Zachodni WBK	146	a	9,375
CCC	68		1,995
Cyfrowy Polsat	225	a	1,190
Enea	4,192		12,082

Eurocash	1,083		14,646
Grupa Azoty	191	a	4,827
Grupa Lotos	1,078	a	6,782
KGHM Polska Miedz	901		12,883
mBank	51	a	3,974
Orange Polska	17,630		28,049
PGE	8,180		27,760
Polski Koncern Naftowy Orlen	6,355		97,693
Polskie Gornictwo Naftowe i Gazownictwo	18,704		23,826
Powszechny Zaklad Ubezpieczen	4,032		32,041
Synthos	5,496		5,248
Tauron Polska Energia	15,360		10,235
			294,928
Qatar--.5%
Barwa Real Estate	747		6,683
Ezdan Holding Group	1,243		4,528
Industries Qatar	784		21,879
Qatar Electricity & Water	176		8,888
Qatar Gas Transport	3,085		17,726
Qatar Insurance	195		4,295
Qatar Islamic Bank	105		2,461
Qatar National Bank	280	b	12,657
			79,117
Russia--4.4%
Alrosa	12,600		10,338
Gazprom	93,570		170,426
Magnit, GDR	623		24,451
MegaFon, GDR	920		11,033
MMC Norilsk Nickel	1,069		125,944
Mobile Telesystems, ADR	8,800		61,600
Moscow Exchange MICEX-RTS	6,790		8,675
Novatek, GDR	210		18,295
Rosneft	14,990		54,548
Rostelecom	10,790		12,357
RusHydro	1,236,000		10,680
Sberbank of Russia	59,940		77,288
Severstal	3,220		26,570
Sistema, GDR	7,291		40,806

Surgutneftegas	52,100		25,321
Tatneft	13,170		59,613
VTB Bank	8,240,000		8,097
			746,042
South Africa--5.4%
AngloGold Ashanti	3,226	a	27,480
Barclays Africa Group	2,337		21,249
Barloworld	2,103		9,400
Bidvest Group	2,583		59,654
Brait	1,042	a	10,887
Discovery	930		7,552
Exxaro Resources	2,605		9,975
FirstRand	13,689		38,745
Gold Fields	5,937		20,101
Growthpoint Properties	3,736		5,379
Hyprop Investments	320		2,060
Impala Platinum Holdings	3,634	a	7,630
Imperial Holdings	1,981		15,352
Investec	2,124		13,895
Liberty Holdings	937		6,615
Life Healthcare Group Holdings	4,057		8,999
Massmart Holdings	606		3,455
Mediclinic International	1,028		7,798
Mondi	955		15,862
Mr Price Group	976		10,117
MTN Group	18,756		165,374
Naspers, Cl. N	103		13,004
Nedbank Group	1,211		14,347
Netcare	4,177		8,909
Pick n Pay Stores	3,075		11,428
Pioneer Foods Group	479		4,004
Rand Merchant Investment Holdings	633		1,579
Redefine Properties	11,928		7,153
Remgro	710		11,314
Resilient REIT	181		1,355
RMB Holdings	1,831		6,526
Sanlam	11,623		43,058
Sappi	6,262	a	28,468

Sasol	4,237		110,640
Spar Group	2,028		23,502
Standard Bank Group	7,962		56,506
Steinhoff International Holdings	2,066		9,923
Telkom	2,123		8,587
The Foschini Group	1,437		11,236
Tiger Brands	566		10,489
Truworths International	3,434		21,417
Tsogo Sun Holdings	2,835		4,047
Vodacom Group	3,775		34,585
Woolworths Holdings	2,124		12,541
			922,197
Taiwan--16.1%
Acer	36,000	a	12,531
Advanced Semiconductor Engineering	57,000		61,081
Advantech	1,000		5,998
Asustek Computer	6,000		48,712
AU Optronics	51,000		13,275
Casetek Holdings	2,000		10,431
Catcher Technology	4,000		29,889
Cathay Financial Holding	40,000		43,855
Chailease Holding	3,040		4,866
Chang Hwa Commercial Bank	15,350		7,691
Chicony Electronics	3,005		6,273
China Life Insurance	26,800		19,144
Chunghwa Telecom	45,000		139,178
Compal Electronics	80,000		46,521
CTBC Financial Holding	44,654		21,029
Delta Electronics	12,000		50,982
E.Sun Financial Holding	17,434		9,061
Eclat Textile	1,000		14,333
EVA Airways	27,000	a	14,244
Far Eastern New Century	45,000		32,260
Far EasTone Telecommunications	11,000		22,709
Feng TAY Enterprise	2,000		10,818
First Financial Holding	10,325		4,717
Formosa Chemicals & Fibre	33,000		71,283
Formosa Petrochemical	11,000		27,303

Formosa Plastics	30,000		69,979
Formosa Taffeta	9,000		8,078
Foxconn Technology	7,020		13,642
Fubon Financial Holding	30,000		33,238
Giant Manufacturing	1,000		6,647
Highwealth Construction	6,100		5,656
Hon Hai Precision Industry	217,050		509,005
Hotai Motor	2,000		20,615
HTC	11,000		26,337
Hua Nan Financial Holdings	12,248		5,469
Innolux	129,000		36,905
Inotera Memories	14,000	a	12,099
Inventec	40,000		30,007
Lite-On Technology	16,030		17,080
Merida Industry	1,000		4,452
Nan Ya Plastics	48,000		84,124
Novatek Microelectronics	6,000		25,336
Pegatron	45,000		102,776
Phison Electronics	1,000		7,289
Pou Chen	22,000		27,571
Powertech Technology	11,000		23,154
President Chain Store	3,000		19,879
Quanta Computer	29,000		46,287
Radiant Opto-Electronics	6,000		11,834
Ruentex Industries	2,000		3,304
Siliconware Precision Industries	25,000		38,650
Simplo Technology	3,000		9,113
SinoPac Financial Holdings	27,736		7,462
Synnex Technology International	9,000		8,479
Taiwan Business Bank	7,146	a	1,729
Taiwan Cooperative Financial Holding	10,000		4,162
Taiwan Fertilizer	7,000		8,880
Taiwan Mobile	11,000		33,061
Taiwan Semiconductor Manufacturing	110,000		469,366
Teco Electric & Machinery	11,000		8,615
Transcend Information	3,000		8,165
Uni-President Enterprises	49,360		82,749
United Microelectronics	103,000		40,174

Vanguard International Semiconductor	5,000	7,198
Wistron	103,000	58,735
WPG Holdings	46,000	44,783
Yuanta Financial Holding	32,340	10,084
Yulon Motor	7,000	6,249
Zhen Ding Technology Holding	6,000	12,829
		2,739,430
Thailand--2.6%
Advanced Info Service	10,000	47,842
Airports of Thailand	1,100	11,655
Bangkok Bank	1,200	5,168
Bangkok Bank (Foreign)	1,000	4,332
Bangkok Dusit Medical Services	4,700	2,904
Banpu	11,800	5,568
BEC World	5,900	5,003
Bumrungrad Hospital	800	4,931
Central Pattana	2,000	2,523
CP ALL	15,400	17,680
Delta Electronics Thai	4,200	9,409
Energy Absolute	1,100	689
Glow Energy	4,700	10,084
Indorama Ventures	34,500	20,526
IRPC	165,800	19,868
Kasikornbank	1,200	5,735
Kasikornbank (Foreign)	6,100	29,148
Krung Thai Bank	8,700	4,278
PTT	14,000	93,279
PTT Global Chemical	39,600	59,936
Siam Cement	4,250	51,258
Thai Oil	13,100	23,739
Thai Union Group	11,000	5,704
TMB Bank	56,300	4,103
		445,362
Turkey--1.8%
Arcelik	1,912	9,985
BIM Birlesik Magazalar	1,317	22,295
Emlak Konut Gayrimenkul Yatirim Ortakligi	2,717	2,378
Enka Insaat ve Sanayi	3,105	4,634

Eregli Demir ve Celik Fabrikalari	21,339		22,450
Ford Otomotiv Sanayi	788		8,627
Haci Omer Sabanci Holding	7,736		22,428
KOC Holding	10,793		43,334
Petkim Petrokimya Holding	3,723		4,392
TAV Havalimanlari Holding	1,699		10,089
Tofas Turk Otomobil Fabrikasi	1,520		10,498
Tupras Turkiye Petrol Rafinerileri	1,891	a	48,099
Turk Hava Yollari	11,103	a	27,552
Turk Telekomunikasyon	5,275		9,664
Turkcell Iletisim Hizmetleri	7,696		27,357
Turkiye Garanti Bankasi	6,422		16,185
Turkiye Sise ve Cam Fabrikalari	5,362		5,437
Turkiye Vakiflar Bankasi, Cl. D	2,919		3,733
Ulker Biskuvi Sanayi	904		5,782
			304,919
United Arab Emirates--1.1%
Abu Dhabi Commercial Bank	20,064		32,536
Aldar Properties	21,256		12,960
DP World	645		11,254
Dubai Financial Market	5,258		1,663
Dubai Islamic Bank	3,663		5,740
Emaar Malls Group	8,257	a	5,195
Emaar Properties	34,068		46,024
Emirates Telecommunications Group	18,554		81,972
			197,344
United States--6.8%
iShares MSCI Emerging Markets ETF	11,000		336,270
iShares MSCI India ETF	31,891		828,528
			1,164,798
Total Common Stocks
(cost $17,504,197)			16,051,537

Preferred Stocks--4.8%
Brazil--3.0%
Banco Bradesco	11,540		52,365
Braskem, Cl. A	2,900		17,401
Centrais Eletricas Brasileiras, Cl. B	8,500		21,357

Cia Brasileira de Distribuicao	1,000		9,558
Cia Energetica de Minas Gerais	38,200		56,443
Cia Energetica de Sao Paulo, Cl. B	2,900		9,563
Cia Paranaense de Energia, Cl. B	1,200		6,615
Gerdau	14,800		13,321
Itau Unibanco Holding	24,070		150,144
Itausa - Investimentos Itau	38,810		66,757
Petroleo Brasileiro	60,900	a	73,693
Suzano Papel e Celulose, Cl. A	1,800		7,178
Vale	12,900		23,350
			507,745
Chile--.1%
Embotelladora Andina	1,835		5,170
Sociedad Quimica y Minera de Chile, Cl. B	1,075		17,252
			22,422
Colombia--.1%
Bancolombia	1,064		7,773
Grupo Aval Acciones y Valores	10,810		3,474
			11,247
South Korea--.7%
Amorepacific	83	a	16,085
Hyundai Motor	101		8,219
Hyundai Motor	152		12,937
LG Chem	66		12,038
Samsung Electronics	87		72,777
			122,056
Russia--.9%
AK Transneft	53		133,253
Surgutneftegas	33,400		20,380
			153,633
Total Preferred Stocks
(cost $957,617)			817,103
	Number of
Rights--.0%	Rights		Value ($)
Brazil--.0%
Banco Bradesco	102	a	10
Banco Bradesco (Preferred)	397	a	89
			99

Mexico--.0%
Arca Continental	102	15
Taiwan--.0%
Eclat Textile	22	100
Total Rights
(cost $552)		214
	Number of
Warrants--.0%	Warrants	Value ($)
Thailand
Minor International (11/3/17)
(cost $0)	45	5

Other Investment--.9%		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $155,591)	155,591 [c]	155,591
Total Investments (cost $18,617,957)	100.0%	17,024,450
Liabilities, Less Cash and Receivables	(.0%)	(5,539)
Net Assets	100.0%	17,018,911

ADR - American Depository Receipts
ETF - Exchange-Traded Fund
GDR - Global Depository Receipts
MICEX - Moscow Interbank Currency Exchange
RTS - Russian Trading System

a	Non-income producing security.
b	The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2016 the value of these securities amounted to $48,015 or .3% of net assets.
c	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $1,593,507 of which $464,504 related to appreciated investment securities and
$2,058,011 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.1
Information Technology	17.9

Energy	9.4
Telecommunications	9.2
Materials	8.6
Exchange-Traded Funds	6.8
Consumer Staples	6.7
Consumer Discretionary	6.1
Industrial	5.9
Utilities	5.5
Money Market Investment	.9
Health Care	.9
100.0

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	314,694	14,571,764	††	281	14,886,739
Equity Securities - Foreign Preferred Stocks†	-	817,103	††	-	817,103
Exchange-Traded Funds	1,164,798	-		-	1,164,798
Mutual Funds	155,591	-		-	155,591
Rights†	-	214	††	-	214
Warrants†	5	-		-	5

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Global Equity Fund
January 31, 2016 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Australia--2.5%
AGL Energy	267		3,541
Amcor	1,291		12,245
AMP	2,863		10,981
Aristocrat Leisure	155		1,135
ASX	106		3,210
AusNet Services	1,827		1,908
Bank of Queensland	83		776
Bendigo & Adelaide Bank	124		958
BHP Billiton	2,388		26,219
Boral	333		1,333
Brambles	597		4,786
Caltex Australia	486		12,908
Challenger Financial Services Group	297		1,688
CIMIC Group	76		1,322
Coca-Cola Amatil	576		3,453
Cochlear	36		2,408
Commonwealth Bank of Australia	1,265		71,192
Computershare	191		1,429
CSL	174		12,955
Dexus Property Group	834		4,384
DUET Group	958		1,574
Flight Centre Travel Group	44		1,229
Fortescue Metals Group	4,897		6,078
Goodman Group	853		3,706
GPT Group	1,371		4,779
Harvey Norman Holdings	483		1,532
Incitec Pivot	1,642		3,637
Lend Lease Group	571		5,302
Macquarie Group	331		17,097
Medibank Private	3,045		5,451
Mirvac Group	1,820		2,462
Newcrest Mining	737	a	6,801

Oil Search	399		1,875
Orica	374		3,810
Platinum Asset Management	179		830
Qantas Airways	914	a	2,527
Ramsay Health Care	85		3,670
REA Group	10		377
Rio Tinto	620		17,402
Scentre Group	2,183		6,771
Seek	70		723
Sonic Healthcare	197		2,580
Stockland	2,363		6,934
Suncorp Group	1,992		16,528
Sydney Airport	643		3,013
Tabcorp Holdings	708		2,324
Tatts Group	673		2,008
Telstra	4,380		17,594
TPG Telecom	107		769
Treasury Wine Estates	370		2,397
Wesfarmers	1,293		38,973
Westfield	1,563		11,148
Westpac Banking	2,025		44,703
Woodside Petroleum	1,068		21,510
Woolworths	1,031		17,934
			464,879
Austria--.1%
ANDRITZ	85		3,971
Erste Group Bank	331	a	9,663
OMV	369		9,496
Voestalpine	142		3,779
			26,909
Belgium--.4%
Ageas	316		12,821
Colruyt	92		4,934
Delhaize Group	132		13,874
Groupe Bruxelles Lambert	87		6,600
KBC Groep	187		10,721
Proximus	223		7,694
Solvay	60		4,969
Telenet Group Holding	51	a	2,650

UCB	50		4,283
Umicore	74		2,734
			71,280
Canada--3.0%
Agrium	100		8,732
Alimentation Couche Tard, Cl. B	400		17,412
Bank of Montreal	500		26,847
Barrick Gold	1,300		12,927
BCE	140		5,639
BlackBerry	400	a	2,852
Bombardier, Cl. B	3,600	a	2,518
Brookfield Asset Management, Cl. A	750		22,641
CAE	200		2,089
Cameco	400		4,857
Canadian Imperial Bank of Commerce	400		26,052
Canadian National Railway	500		27,108
Canadian Oil Sands	600		4,022
Canadian Pacific Railway	100		12,021
Canadian Tire, Cl. A	100		8,148
CGI Group, Cl. A	100	a	4,286
CI Financial	100		2,209
Dollarama	100		5,366
Element Financial	200		2,109
Encana	1,400		6,146
Finning International	200		2,547
Fortis	200		5,812
George Weston	100		7,710
Goldcorp	500		5,696
Great-West Lifeco	200		4,957
H&R Real Estate Investment Trust	100		1,346
Husky Energy	6		60
Industrial Alliance Insurance & Financial Services	100		2,969
Intact Financial	100		5,996
Inter Pipeline	200		3,241
Keyera	100		2,741
Kinross Gold	1,800	a	2,968
Linamar	100		3,900
Loblaw	100		4,696
Lululemon Athletica	50	a	3,104

Magna International	700		24,319
Methanex	100		2,665
Metro	400		11,824
Onex	200		11,954
Pembina Pipeline	100		2,273
Potash Corporation of Saskatchewan	1,100		17,934
Power Corporation of Canada	1,100		23,329
Power Financial	300		6,923
PrairieSky Royalty	100		1,423
Rogers Communications, Cl. B	400		13,697
Royal Bank of Canada	800		41,431
Saputo	200		4,911
Seven Generations Energy Cl. A	100	a	1,125
Shaw Communications, Cl. B	200		3,462
SNC-Lavalin Group	200		5,718
Sun Life Financial	700		20,077
Teck Resources, Cl. B	1,000		3,733
TELUS	200		5,564
The Jean Coutu Group	100		1,406
Thomson Reuters	400		14,962
Toronto-Dominion Bank	900		34,146
Tourmaline Oil	100	a	1,994
TransCanada	800		27,782
Turquoise Hill Resources	100	a	209
Valeant Pharmaceuticals International	100	a	9,208
			553,793
China--.0%
Yangzijiang Shipbuilding Holdings	1,900		1,252
Denmark--.6%
Charles Hansen Holding	38		2,325
Coloplast, Cl. B	41		3,379
Danske Bank	143		3,845
DSV	263		10,228
ISS	197		6,965
Novo Nordisk, Cl. B	915		51,097
Novozymes, Cl. B	100		4,170
Pandora	55		7,344
TDC	1,245		5,332
Vestas Wind Systems	139		9,073

William Demant Holding	12	a	1,063
			104,821
Finland--.4%
Elisa	166		6,004
Fortum	457		7,179
Kone, Cl. B	246		10,807
Metso	205		4,238
Neste Oil	207		6,469
Nokian Renkaat	136		4,617
Orion, Cl. B	110		3,623
Sampo, Cl. A	200		9,658
Stora Enso, Cl. R	930		7,573
UPM-Kymmene	788		12,822
Wartsila	70		3,145
			76,135
France--4.3%
Aeroports de Paris	14		1,586
Air Liquide	153		15,836
Airbus Group	844		53,086
Altice, Cl. A	374	a	5,403
Altice, Cl. B	111	a	1,650
Arkema	53		3,316
Atos	82		6,514
AXA	3,364		83,307
BNP Paribas	534		25,380
Bollore	449		1,815
Bouygues	508		19,887
Bureau Veritas	123		2,345
Cap Gemini	121		11,053
Casino Guichard Perrachon	57		2,586
Christian Dior	77		13,040
Cie Generale des Etablissements Michelin	117		10,760
CNP Assurances	404		5,426
Dassault Systemes	25		1,938
Electricite de France	430		5,654
Eurazeo	69		4,238
Eutelsat Communications	159		5,165
Fonciere des Regions	13		1,104
Gecina	27		3,469

Groupe Eurotunnel	197		2,274
Hermes International	7		2,383
Iliad	6		1,505
Imerys	30		1,858
Ingenico	19		2,246
JCDecaux	34		1,340
Klepierre	74		3,227
Lagardere	215		6,152
Legrand	136		7,494
LVMH Moet Hennessy Louis Vuitton	164		26,437
Natixis	355		1,744
Numericable - SFR	104		4,132
Orange	4,258		76,269
Peugeot	1,310	a	19,471
Renault	343		29,062
Safran	151		9,853
Sanofi	538		45,175
SCOR	304		10,612
Societe BIC	23		3,750
Societe Generale	693		26,515
Sodexo	96		9,500
Suez Environnement	480		8,905
Technip	119		5,582
Thales	105		8,005
Total	1,636		72,791
Unibail-Rodamco	43		10,871
Valeo	105		13,634
Veolia Environnement	1,094		26,377
Vinci	841		57,033
Wendel	37		3,706
			782,461
Germany--4.9%
adidas	217		22,350
Allianz	555		89,577
Axel Springer	26		1,355
BASF	810		53,678
Bayer	339		38,028
Bayerische Motoren Werke	487		40,436
Beiersdorf	36		3,324

Brenntag	144		7,056
Commerzbank	545	a	4,416
Continental	116		24,224
Daimler	1,591		110,758
Deutsche Annington Immobilien	57		1,733
Deutsche Boerse	155		13,177
Deutsche Lufthansa	1,190	a	17,388
Deutsche Post	1,227		29,662
Deutsche Telekom	3,891		67,545
Deutsche Wohnen-BR	76		1,998
E.ON	5,400		55,127
Evonik Industries	220		6,793
Fraport Frankfurt Airport Services Worldwide	37		2,242
Fresenius & Co.	311		20,579
Fresenius Medical Care & Co.	88		7,784
Hannover Rueck	102		10,735
HeidelbergCement	133		9,761
Henkel & Co.	45		4,141
HUGO BOSS	31		2,475
Infineon Technologies	603		8,021
Kabel Deutschland Holding	5		640
LANXESS	115		4,742
Linde	77		10,402
Merck	64		5,562
METRO	343		9,697
Muenchener Rueckversicherungs	259		49,612
OSRAM Licht	83		3,695
ProSiebenSat.1 Media	282		14,038
RWE	3,288		45,827
SAP	305		24,198
Siemens	483		46,237
Symrise	49		3,162
Telefonica Deutschland Holding	281		1,388
ThyssenKrupp	392		6,041
TUI	815		13,838
United Internet	49		2,540
			895,982
Hong Kong--1.0%
AIA Group	5,200		29,099

ASM Pacific Technology	200		1,449
BOC Hong Kong Holdings	2,000		5,254
Cheung Kong Property Holdings	3,684		19,991
CK Hutchison Holdings	2,184		27,157
CLP Holdings	2,000		16,777
First Pacific	2,000		1,377
Hang Seng Bank	300		4,994
HK Electric Investments	2,000	b	1,562
HKT Trust	2,000		2,628
Hong Kong & China Gas	2,200		3,844
Hongkong Land Holdings	400		2,505
Kerry Properties	1,000		2,293
Li & Fung	6,000		3,472
Link REIT	1,000		5,724
Noble Group	24,100		5,220
NWS Holdings	1,000		1,485
PCCW	8,000		4,764
Sino Land	2,000		2,557
Sun Hung Kai Properties	1,000		10,874
Swire Properties	400		1,037
Techtronic Industries	1,000		3,786
WH Group	12,000	a,b	6,861
Wharf Holdings	1,000		4,660
Wheelock & Co.	1,000		3,819
Yue Yuen Industrial Holdings	500		1,717
			174,906
Ireland--.2%
Bank of Ireland	3,006	a	996
CRH	841		22,440
Kerry Group, Cl. A	47		3,851
Ryanair Holdings, ADR	23		1,802
			29,089
Israel--.3%
Bank Leumi Le-Israel	883	a	2,940
Bezeq The Israeli Telecommunication	3,943		8,545
Check Point Software Technologies	50	a	3,941
Delek Group	11		1,897
NICE Systems	36		2,164
Teva Pharmaceutical Industries	549		33,721

			53,208
Italy--1.2%
Assicurazioni Generali	2,423		36,357
Atlantia	324		8,465
Enel	9,255		37,870
EXOR	681		22,305
Ferrari	446	a	17,683
Fiat Chrysler Automobiles	4,469		31,501
Finmeccanica	455	a	5,417
Intesa Sanpaolo	3,428		9,770
Luxottica Group	80		4,952
Mediobanca	66		529
Prysmian	359		7,402
Saipem	384	a	239
Snam	3,275		18,350
Terna Rete Elettrica Nazionale	2,091		11,190
UnipolSai	712		1,516
			213,546
Japan--10.0%
Aeon	1,100		14,707
AEON Mall	100		1,525
Ajinomoto	1,000		23,751
Alfresa Holdings	400		7,445
Alps Electric	200		3,950
Amada Holdings Co.	400		3,773
ANA Holdings	2,000		5,880
Aozora Bank	2,000		6,710
Asahi Glass	1,000		6,106
Asahi Group Holdings	200		6,427
Asahi Kasei	1,000		6,472
Astellas Pharma	1,200		16,637
Bandai Namco Holdings	200		4,546
Bank of Yokohama	1,000		5,323
Brother Industries	300		3,024
Casio Computer	200		3,877
Central Japan Railway	200		37,133
Chubu Electric Power	1,300		16,653
Chugoku Electric Power	400		5,334
Citizen Holdings	300		1,827

Credit Saison	100	1,874
Dai Nippon Printing	1,000	9,387
Dai-ichi Life Insurance	2,300	31,763
Daicel	300	4,404
Daiichi Sankyo	400	8,355
Daikin Industries	200	13,510
Daito Trust Construction	100	12,728
Daiwa House Industry	700	19,784
Daiwa Securities Group	1,000	6,322
Dentsu	100	5,300
East Japan Railway	300	27,630
Eisai	100	6,037
Fuji Electric	1,000	3,466
Fuji Heavy Industries	700	28,607
FUJIFILM Holdings	500	19,302
Fujitsu	4,000	16,686
Fukuoka Financial Group	1,000	4,230
GungHo Online Entertainment	300	803
Hakuhodo DY Holdings	300	3,209
Hankyu Hanshin Holdings	1,000	6,233
Hino Motors	300	3,398
Hitachi	5,000	24,678
Hitachi Chemical	100	1,753
Hitachi Construction Machinery	100	1,457
Hitachi Metals	200	2,258
Hokuhoku Financial Group	1,000	1,850
Hokuriku Electric Power	200	2,826
Honda Motor	1,300	35,236
Hoya	300	11,590
Hulic	100	860
Idemitsu Kosan	300	4,509
IHI	1,000	2,153
Iida Group Holdings	100	1,779
Isetan Mitsukoshi Holdings	500	6,353
Isuzu Motors	600	6,111
ITOCHU	2,000	23,647
Itochu Techno-Solutions	100	1,617
J Front Retailing	300	4,134
Japan Airlines	100	3,743

Japan Exchange Group	200		2,837
Japan Post Holdings	200		2,668
Japan Tobacco	500		19,536
JFE Holdings	1,000		13,522
JTEKT	300		4,832
JX Holdings	5,900		22,477
Kajima	1,000		5,665
Kansai Electric Power	1,200	a	13,046
Kansai Paint	100		1,395
Kao	300		16,098
Kawasaki Heavy Industries	1,000		3,085
KDDI	1,900		48,036
Kintetsu Group Holdings	2,000		8,232
Kirin Holdings	900		12,831
Kobe Steel	5,000		4,848
Koito Manufacturing	100		4,632
Konami	100		2,320
Konica Minolta	600		5,041
Kubota	1,000		14,758
Kuraray	300		3,619
Kurita Water Industries	100		2,138
Kyushu Electric Power	700	a	7,520
LIXIL Group	300		6,320
Marubeni	2,900		13,961
Marui Group	100		1,586
Mazda Motor	1,200		21,798
Medipal Holdings	500		8,134
MEIJI Holdings	100		8,386
Mitsubishi Chemical Holdings	4,500		25,049
Mitsubishi Electric	2,000		18,534
Mitsubishi Gas Chemical	1,000		4,798
Mitsubishi Heavy Industries	3,000		11,829
Mitsubishi Materials	2,000		6,163
Mitsubishi Motors	800		6,454
Mitsubishi Tanabe Pharma	100		1,643
Mitsubishi UFJ Financial Group	7,500		38,651
Mitsubishi UFJ Lease & Finance	700		3,471
Mitsui Chemicals	2,000		8,722
Mizuho Financial Group	24,000		41,436

MS&AD Insurance Group Holdings	600	16,277
Murata Manufacturing	100	11,556
Nabtesco	100	1,727
Nagoya Railroad	1,000	4,569
NEC	4,000	10,558
NEXON	100	1,632
NHK Spring	300	2,951
Nidec	100	6,815
Nikon	300	4,422
Nippon Express	1,000	4,681
Nippon Paint Holdings	100	1,907
Nippon Steel & Sumitomo Metal	1,000	17,881
Nippon Telegraph & Telephone	1,700	72,319
Nissan Motor	4,000	39,673
Nisshin Seifun Group	120	1,940
Nitto Denko	100	5,749
NOK	100	2,072
Nomura Holdings	2,000	10,931
Nomura Real Estate Holdings	200	3,527
Nomura Research Institute	10	363
NSK	500	5,171
NTT Data	100	4,821
NTT DOCOMO	1,700	37,923
NTT Urban Development	100	981
Obayashi	1,000	9,019
Oji Holdings	1,000	4,063
Olympus	100	3,896
Omron	100	2,615
ORIX	1,500	21,288
Osaka Gas	3,000	11,375
Otsuka Holdings	200	6,729
Panasonic	2,800	26,213
Park24	100	2,796
Rakuten	300	3,090
Recruit Holdings	100	3,167
Resona Holdings	2,600	11,928
Ricoh	900	8,683
Santen Pharmaceutical	200	3,187
SBI Holdings	200	2,002

Secom	100		6,975
Seibu Holdings	100		2,005
Seiko Epson	300		4,064
Sekisui Chemical	500		6,130
Sekisui House	900		14,145
Seven Bank	300		1,274
Shimizu	1,000		7,804
Shin-Etsu Chemical	200		10,215
Shinsei Bank	1,000		1,558
Shionogi & Co.	100		4,355
Shiseido	300		5,646
Showa Shell Sekiyu	300		2,448
SoftBank Group	700		30,978
Sompo Japan Nipponkoa Holdings	400		11,855
Sony	1,000		23,926
Sony Financial Holdings	200		3,306
Stanley Electric	100		2,193
Sumitomo Chemical	3,000		15,198
Sumitomo Dainippon Pharma	100		1,115
Sumitomo Heavy Industries	1,000		3,951
Sumitomo Rubber Industries	300		3,800
Suruga Bank	100		1,811
Suzuken	230		7,978
Suzuki Motor	700		21,488
T&D Holdings	700		8,011
Taiheiyo Cement	2,000		5,763
Taisei	1,000		6,260
Taiyo Nippon Sanso	200		1,805
TDK	200		10,965
Teijin	2,000		7,313
Terumo	100		3,182
Toho	100		2,611
Toho Gas	1,000		6,560
Tohoku Electric Power	900		11,238
Tokio Marine Holdings	700		25,049
Tokyo Electric Power	5,900	a	29,601
Tokyo Electron	100		6,288
Tokyo Gas	4,000		18,390
Tokyo Tatemono	100		1,076

Tokyu	1,000		7,781
Tokyu Fudosan Holdings	700		4,583
TonenGeneral Sekiyu	1,000		8,177
Toppan Printing	1,000		8,702
Toray Industries	2,000		17,098
TOTO	100		3,252
Toyo Seikan Group Holdings	100		1,809
Toyo Suisan Kaisha	100		3,459
Toyoda Gosei	100		2,160
Toyota Industries	100		5,008
Toyota Tsusho	500		11,486
Unicharm	100		1,964
USS	100		1,533
West Japan Railway	200		12,952
Yahoo! Japan	500		1,915
Yamada Denki	1,300		6,292
Yamaha	100		2,380
Yaskawa Electric	200		2,236
Yokogawa Electric	200		2,246
			1,830,613
Luxembourg--.0%
RTL Group	58		4,637
SES	139		3,642
			8,279
Macau--.0%
Sands China	2,400		8,420
Netherlands--1.3%
AerCap Holdings	200	a	6,142
Akzo Nobel	219		14,058
Boskalis Westminster	45		1,778
Core Laboratories	50		4,920
Heineken	149		12,957
Heineken Holding	147		11,316
ING Groep	2,094		24,171
Koninklijke Ahold	2,488		56,473
Koninklijke DSM	111		5,409
Koninklijke Philips	856		22,773
Koninklijke Vopak	65		2,827
NN Group	402		13,623

NXP Semiconductors	117	a	8,749
Randstad Holding	227		12,408
RELX	289		4,836
Unilever	649		28,944
Wolters Kluwer	358		12,187
			243,571
New Zealand--.1%
Auckland International Airport	304		1,099
Contact Energy	164		490
Fletcher Building	601		2,692
Meridian Energy	1,530		2,339
Ryman Healthcare	74		386
Spark New Zealand	2,738		5,990
			12,996
Norway--.3%
DNB	413		5,009
Gjensidige Forsikring	160		2,548
Norsk Hydro	1,155		3,880
Orkla	806		6,531
Statoil	1,240		17,222
Telenor	1,097		17,850
Yara International	183		6,964
			60,004
Portugal--.2%
Banco Comercial Portugues, Cl. R	8,557	a	363
Energias de Portugal	5,147		17,993
Galp Energia	507		6,043
Jeronimo Martins	400		5,596
			29,995
Singapore--.2%
Ascendas Real Estate Investment Trust	800		1,301
CapitaLand	1,200		2,613
CapitaLand Commercial Trust	1,200		1,101
CapitaLand Mall Trust	1,100		1,535
City Developments	200		984
ComfortDelGro	1,900		3,802
Global Logistic Properties	300		360
Jardine Cycle & Carriage	100		2,649
Sembcorp Industries	800		1,424

Singapore Airlines	500		3,894
Singapore Exchange	300		1,504
Singapore Telecommunications	6,000		14,919
StarHub	600		1,431
Wilmar International	1,700		3,447
			40,964
South Africa--.0%
Mondi	470		7,671
Spain--.9%
ACS Actividades de Construccion y Servicios	680		17,375
Aena	32	b	3,569
Amadeus IT Holding, Cl. A	190		7,802
Banco Bilbao Vizcaya Argentaria	1,584		10,246
Banco de Sabadell	1,350		2,444
Bankia	1,309		1,301
Bankinter	143		996
Distribuidora Internacional de Alimentacion	1,191	a	6,450
Enagas	257		7,489
Endesa	513		9,897
Ferrovial	203		4,473
Gas Natural SDG	489		9,629
Grifols	78		1,635
Iberdrola	4,704		33,141
Inditex	390		12,796
Mapfre	1,605		3,595
Red Electrica	68		5,493
Repsol	1,667		17,361
Zardoya Otis	67		710
			156,402
Sweden--.8%
Alfa Laval	163		2,814
Assa Abloy, Cl. B	346		7,322
Atlas Copco, Cl. A	405		8,693
Atlas Copco, Cl. B	235		4,809
Boliden	298		4,140
Electrolux, Ser. B	320		6,949
Hennes & Mauritz, Cl. B	422		13,802
Hexagon, Cl. B	61		2,024
ICA Gruppen	39		1,380

Industrivarden, Cl. C	62		980
Investment AB Kinnevik, Cl. B	96		2,486
Investor, Cl. B	142		4,740
Sandvik	786		6,595
Securitas, Cl. B	700		10,328
Skanska, Cl. B	371		7,138
Svenska Cellulosa, Cl. B	618		18,302
Swedbank, Cl. A	431		9,074
Swedish Match	277		9,850
TeliaSonera	3,516		16,564
			137,990
Switzerland--2.9%
Actelion	94	a	12,434
Adecco	243	a	15,000
Baloise Holding	61		7,466
Coca-Cola HBC-CDI	186	a	3,812
EMS-Chemie Holding	3		1,258
Galenica	2		2,790
Geberit	15		5,317
Givaudan	5	a	9,343
Glencore	16,571	a	21,441
Julius Baer Group	49	a	2,079
Kuehne + Nagel International	79		10,472
Lonza Group	43	a	6,586
Nestle	1,669		122,933
Pargesa Holding-BR	46		2,679
Partners Group Holding	5		1,804
Roche Holding	524	a	136,324
Schindler Holding	19		2,939
Schindler Holding-PC	42		6,459
SGS	3	a	5,829
Sika-BR	1		3,580
Sonova Holding	16		1,921
Swatch Group	15		996
Swatch Group-BR	10		3,424
Swiss Life Holding	50	a	12,714
Swiss Prime Site	39	a	3,129
Swiss Re	465		43,189
Swisscom	26		12,929

Syngenta	34	12,517
Transocean	1,537	16,100
UBS Group	2,845	46,973
		534,437
United Kingdom--6.6%
3i Group	528	3,352
Aberdeen Asset Management	609	2,144
Admiral Group	107	2,719
Aggreko	316	3,882
Amec Foster Wheeler	389	2,301
ArcelorMittal	2,963	11,439
ARM Holdings	198	2,843
Ashtead Group	501	6,476
Aviva	3,929	27,134
BAE Systems	3,623	26,740
Barratt Developments	756	6,491
BHP Billiton	1,570	15,288
British American Tobacco	1,410	78,390
British Land	318	3,373
BT Group	7,820	54,394
Bunzl	255	6,824
Burberry Group	292	4,981
Capita	372	6,269
Carnival	107	5,333
Centrica	4,457	13,087
Compass Group	1,627	28,047
Croda International	62	2,531
Delphi Automotive	410	26,625
Diageo	973	26,194
Direct Line Insurance Group	1,891	10,136
Dixons Carphone	603	4,098
easyJet	227	5,017
Ensco, Cl. A	300	2,934
Experian	497	8,487
G4S	2,227	7,259
GKN	1,592	6,344
GlaxoSmithKline	3,681	75,831
Hammerson	282	2,357
Hargreaves Lansdown	61	1,195

ICAP	348		2,406
IMI	257		2,965
Imperial Tobacco Group	1,231		66,696
Inmarsat	260		4,095
InterContinental Hotels Group	101		3,328
International Consolidated Airlines Group	1,159		8,957
Intertek Group	132		5,352
Intu Properties	163		699
Investec	432		2,759
ITV	2,861		10,925
J Sainsbury	2,639		9,279
Johnson Matthey	236		8,362
Kingfisher	2,346		10,980
Land Securities Group	243		3,813
Legal & General Group	3,486		12,180
Liberty Global, Cl. A	200	a	6,882
Liberty Global, Ser. C	450	a	14,990
Marks & Spencer Group	2,322		14,102
Meggitt	360		1,878
Merlin Entertainments	257	b	1,522
Michael Kors Holdings	150	a	5,985
National Grid	4,414		62,213
Next	131		12,968
Old Mutual	8,218		20,102
Persimmon	150	a	4,371
Petrofac	310		3,534
Provident Financial	63		2,650
Prudential	2,342		46,035
Reckitt Benckiser Group	322		28,732
RELX	388		6,834
Rexam	1,153		9,876
Rio Tinto	1,830		45,010
Royal Bank of Scotland Group	347	a	1,258
Royal Mail	1,170		7,696
RSA Insurance Group	868		5,179
Sage Group	863		7,671
Schroders	52		2,038
Segro	616		3,872
Severn Trent	264		8,270

Shire	163		9,143
Sky	824		12,771
Smiths Group	212		2,869
Sports Direct International	131	a	780
SSE	1,525		31,687
St. James's Place	177		2,431
Standard Life	1,730		9,030
Taylor Wimpey	2,472		6,812
Unilever	511		22,490
United Utilities Group	429		5,870
Vodafone Group	21,154		67,670
Whitbread	76		4,353
William Hill	462		2,570
Willis Towers Watson	68		7,784
WM Morrison Supermarkets	4,344		10,873
Wolseley	203		10,044
WPP	1,027		22,353
			1,196,509
United States--57.4%
3M	560		84,560
Abbott Laboratories	650		24,602
AbbVie	1,270		69,723
Accenture, Cl. A	520		54,881
Activision Blizzard	410		14,276
ADT	460		13,607
AES	1,200		11,400
Aetna	420		42,773
Affiliated Managers Group	50	a	6,710
Aflac	360		20,866
AGCO	100		4,877
Agilent Technologies	150		5,647
AGL Resources	50		3,178
Air Products & Chemicals	150		19,006
Airgas	50		7,000
Akamai Technologies	50	a	2,281
Allergan	36	a	10,239
Alliance Data Systems	50	a	9,990
Allstate	520		31,512
Ally Financial	660	a	10,461

Alphabet, Cl. A	50	a	38,068
Alphabet, Cl. C	50	a	37,148
Altria Group	1,560		95,332
Amazon.com	100	a	58,700
American Capital Agency	100	c	1,707
American Express	810		43,335
American Tower	50	c	4,717
American Water Works	50		3,245
Ameriprise Financial	260		23,569
AmerisourceBergen	770		68,961
AMETEK	50		2,353
Amgen	370		56,510
Amphenol, Cl. A	100		4,957
Analog Devices	100		5,386
Annaly Capital Management	750	c	7,125
Antero Resources	50	a	1,359
Anthem	270		35,232
Aon	310		27,227
Apache	500		21,270
Apple	5,040		490,594
Applied Materials	600		10,590
ARAMARK	300		9,585
Arch Capital Group	50	a	3,378
Archer-Daniels-Midland	820		28,987
Arrow Electronics	200	a	10,320
Ashland	50		4,738
Assurant	50		4,066
AT&T	6,525		235,291
Automatic Data Processing	210		17,449
AutoNation	200	a	8,650
Avery Dennison	100		6,089
Avnet	350		13,972
Axis Capital Holdings	100		5,391
Ball	160		10,693
Bank of America	3,600		50,904
Baxalta	150		6,001
Baxter International	350		12,810
BB&T	300		9,798
Becton Dickinson & Co.	50		7,269

Bed Bath & Beyond	310	a	13,383
Berkshire Hathaway, Cl. B	560	a	72,671
Best Buy	820		22,903
Biogen	100	a	27,306
BlackRock	100		31,426
Boeing	920		110,520
BorgWarner	200		5,872
Boston Properties	50	c	5,810
Boston Scientific	300	a	5,259
Bristol-Myers Squibb	460		28,594
Broadcom, Cl. A	100		5,467
Brown-Forman, Cl. B	50		4,892
C.H. Robinson Worldwide	210		13,602
C.R. Bard	50		9,163
CA	400		11,492
Cablevision Systems (NY Group), Cl. A	150		4,787
Calpine	750	a	11,483
Cameron International	160	a	10,506
Campbell Soup	200		11,282
Capital One Financial	250		16,405
Cardinal Health	960		78,115
Carnival	250		12,033
CBRE Group, Cl. A	210	a	5,874
CBS, Cl. B	650		30,875
CDK Global	50		2,203
CDW	250		9,612
Celanese, Ser. A	100		6,367
Centene	250	a	15,515
CenterPoint Energy	310		5,540
CenturyLink	1,660		42,197
Charles Schwab	300		7,659
Chesapeake Energy	2,950		10,000
Chubb	256		28,980
Church & Dwight	50		4,200
Cigna	160		21,376
Cincinnati Financial	50		2,881
Cintas	100		8,592
Cisco Systems	2,500		59,475
CIT Group	100		2,935

Citigroup	1,350		57,483
Citizens Financial Group	250		5,312
Citrix Systems	150	a	10,569
Clorox	100		12,905
CMS Energy	260		10,109
Coach	200		7,410
Coca-Cola	1,490		63,951
Coca-Cola Enterprises	310		14,390
Cognizant Technology Solutions, Cl. A	200	a	12,662
Colgate-Palmolive	460		31,064
Columbia Pipeline Group	110		2,040
Comcast, Cl. A	2,340		130,361
Comerica	100		3,430
Constellation Brands, Cl. A	50		7,624
Corning	1,220		22,704
Costco Wholesale	460		69,515
Crown Holdings	200	a	9,176
CSX	520		11,970
CVS Health	850		82,101
D.R. Horton	100		2,751
Danaher	150		12,997
Deere & Co.	260		20,023
Delta Air Lines	360		15,944
DENTSPLY International	50		2,944
Devon Energy	460		12,834
Dick's Sporting Goods	100		3,908
Digital Realty Trust	50	c	4,004
Discover Financial Services	310		14,195
Discovery Communications, Cl. A	100	a	2,759
Discovery Communications, Cl. C	110	a	2,993
DISH Network, Cl. A	100	a	4,827
Dollar General	300		22,518
Dominion Resources	250		18,043
Dover	200		11,690
Dow Chemical	1,380		57,960
Dr. Pepper Snapple Group	160		15,014
DTE Energy	100		8,501
Dun & Bradstreet	50		4,921
E*TRADE Financial	100	a	2,356

E.I. du Pont de Nemours & Co.	800		42,208
Eastman Chemical	100		6,121
Eaton	200		10,102
Eaton Vance	100		2,866
eBay	900	a	21,114
Ecolab	150		16,180
Electronic Arts	150	a	9,682
Emerson Electric	660		30,347
Endo International	50	a	2,774
Envision Healthcare Holdings	150	a	3,315
EOG Resources	160		11,363
Equifax	50		5,290
Estee Lauder, Cl. A	150		12,787
Everest Re Group	50		8,947
Exelon	1,000		29,570
Expedia	100		10,104
Expeditors International of Washington	250		11,280
Express Scripts Holding	700	a	50,309
Exxon Mobil	3,220		250,677
F5 Networks	50	a	4,689
Facebook, Cl. A	210	a	23,564
Fastenal	150		6,084
Fidelity National Information Services	260		15,530
FirstEnergy	500		16,530
Fiserv	150	a	14,184
Flextronics International	1,850	a	19,388
FLIR Systems	100		2,924
Flowserve	100		3,864
Fluor	310		13,916
FMC Technologies	150	a	3,773
FNF Group	200		6,476
Foot Locker	200		13,512
Ford Motor	6,820		81,431
Fortune Brands Home & Security	100		4,859
Franklin Resources	360		12,478
GameStop, Cl. A	310		8,125
Gap	460		11,371
General Dynamics	310		41,469
General Electric	100		2,910

General Mills	510		28,820
General Motors	2,400		71,136
Genuine Parts	100		8,617
Gilead Sciences	820		68,060
Global Payments	50		2,948
Goodyear Tire & Rubber	600		17,046
H&R Block	210		7,150
Hanesbrands	150		4,586
Harley-Davidson	250		10,000
Harman International Industries	50		3,720
Hartford Financial Services Group	310		12,456
Hasbro	100		7,428
HCA Holdings	510	a	35,486
Helmerich & Payne	50		2,540
Henry Schein	50	a	7,572
Hershey	100		8,811
Hertz Global Holdings	300	a	2,724
Hilton Worldwide Holdings	200		3,562
HollyFrontier	350		12,239
Hologic	50	a	1,697
Home Depot	1,450		182,352
Honeywell International	410		42,312
Hormel Foods	100		8,041
Host Hotels & Resorts	500	c	6,925
HP	3,540		34,373
Huntington Bancshares	200		1,716
Illinois Tool Works	410		36,929
IMS Health Holdings	100	a	2,312
Ingersoll-Rand	310		15,956
Intel	5,410		167,818
Intercontinental Exchange	50		13,190
International Business Machines	1,080		134,773
International Flavors & Fragrances	50		5,848
International Paper	400		13,684
Interpublic Group of Companies	550		12,342
Intuit	250		23,877
Invesco	410		12,271
Iron Mountain	124	c	3,415
J.B. Hunt Transport Services	50		3,635

J.M. Smucker	50		6,416
Jarden	50	a	2,652
Johnson & Johnson	1,300		135,772
Jones Lang LaSalle	50		7,036
JPMorgan Chase & Co.	2,800		166,600
Juniper Networks	410		9,676
Keurig Green Mountain	50		4,462
Kimberly-Clark	260		33,389
Kimco Realty	150	c	4,078
KLA-Tencor	150		10,048
Kohl's	310		15,422
Kroger	2,180		84,606
L Brands	110		10,576
Laboratory Corporation of America Holdings	50	a	5,618
Lam Research	150		10,768
Las Vegas Sands	300		13,530
Lear	200		20,766
Legg Mason	150		4,593
Leggett & Platt	150		6,226
Lennar, Cl. A	50		2,107
Liberty Interactive, Cl. A	700	a	18,242
Liberty Property Trust	50	c	1,466
Lincoln National	360		14,206
Linear Technology	100		4,273
LKQ	200	a	5,480
Lockheed Martin	210		44,310
Loews	300		11,103
Lowe's	1,550		111,073
LyondellBasell Industries, Cl. A	560		43,663
Macerich	50	c	3,899
Macy's	510		20,609
Mallinckrodt	50	a	2,905
Manpowergroup	160		12,216
Marathon Oil	1,250		12,163
Marathon Petroleum	1,220		50,984
Marriott International, Cl. A	260		15,933
Marsh & McLennan	460		24,532
Marvell Technology Group	750		6,637
Masco	310		8,181

MasterCard, Cl. A	410		36,502
Mattel	350		9,656
Maxim Integrated Products	150		5,010
McCormick & Co.	50		4,398
McDonald's	900		111,402
McGraw-Hill Financial	110		9,352
McKesson	560		90,149
Mead Johnson Nutrition	100		7,249
MEDNAX	50	a	3,473
Merck & Co.	1,240		62,831
MetLife	660		29,469
MGM Resorts International	300	a	6,024
Microchip Technology	100		4,481
Micron Technology	1,720	a	18,972
Microsoft	3,130		172,432
Mondelez International, Cl. A	1,250		53,875
Monsanto	460		41,676
Morgan Stanley	660		17,081
Mosaic	300		7,230
Motorola Solutions	260		17,360
Murphy Oil	410		8,040
Mylan	300	a	15,807
Nasdaq	50		3,100
National Oilwell Varco	310		10,087
Navient	700		6,692
NetApp	510		11,184
New York Community Bancorp	300		4,644
Newell Rubbermaid	160		6,205
News Corp., Cl. A	250		3,242
NextEra Energy	200		22,342
Nielsen Holdings	150		7,224
NIKE, Cl. B	720		44,647
Northern Trust	100		6,208
Northrop Grumman	160		29,610
Norwegian Cruise Line Holdings	50	a	2,269
NRG Energy	400		4,256
Nuance Communications	150	a	2,645
Nucor	600		23,442
NVIDIA	400		11,716

O'Reilly Automotive	100	a	26,090
Oceaneering International	100		3,385
Omnicom Group	360		26,406
ONEOK	550		13,700
Oracle	1,340		48,655
PACCAR	310		15,212
Packaging Corporation of America	100		5,083
Parker Hannifin	150		14,574
Paychex	160		7,658
PayPal Holdings	150		5,421
Pentair	250		11,780
People's United Financial	200		2,874
PepsiCo	1,040		103,272
Perrigo Company	50		7,229
Pfizer	3,300		100,617
PG&E	200		10,982
Phillips 66	1,070		85,760
Pinnacle West Capital	100		6,631
Plains GP Holdings, Cl. A	550		4,400
Plum Creek Timber	50	c	2,025
PNC Financial Services Group	250		21,662
Polaris Industries	50		3,692
PPG Industries	200		19,024
PPL	350		12,271
Praxair	200		20,000
Principal Financial Group	210		7,980
Procter & Gamble	1,400		114,366
Progressive	420		13,125
Prologis	100	c	3,947
Prudential Financial	360		25,229
Public Service Enterprise Group	400		16,520
Public Storage	50	c	12,678
PulteGroup	250		4,190
PVH	50		3,669
Qorvo	50	a	1,980
Quanta Services	500	a	9,350
Quest Diagnostics	150		9,851
Quintiles Transnational Holdings	50	a	3,042
Ralph Lauren	50		5,625

Raymond James Financial	50		2,190
Raytheon	260		33,342
Realogy Holdings	100	a	3,280
Red Hat	50	a	3,503
Regency Centers	50	c	3,619
Regions Financial	900		7,308
RenaissanceRe Holdings	50		5,632
ResMed	100		5,670
Reynolds American	192		9,590
Robert Half International	150		6,565
Rockwell Automation	50		4,778
Rockwell Collins	50		4,044
Ross Stores	370		20,816
Royal Caribbean Cruises	50		4,098
Sabre	100		2,561
salesforce.com	50	a	3,403
SanDisk	100		7,070
SCANA	100		6,295
Schlumberger	820		59,261
Scripps Networks Interactive, Cl. A	100		6,097
Seagate Technology	810		23,530
Sealed Air	250		10,132
SEI Investments	50		1,962
Sempra Energy	150		14,212
Sensata Technologies Holding	50	a	1,835
Sherwin-Williams	100		25,567
Simon Property Group	100	c	18,628
Sirius XM Holdings	2,500	a	9,250
Skyworks Solutions	100		6,892
Snap-on	50		8,078
Southern	400		19,568
Southwest Airlines	200		7,524
Spectra Energy	510		13,999
Sprint	850	a	2,567
St. Jude Medical	160		8,458
Stanley Black & Decker	150		14,151
Starbucks	650		39,500
Starwood Hotels & Resorts Worldwide	150	c	9,336
Stryker	100		9,915

SunTrust Banks	150		5,487
Synchrony Financial	350	a	9,947
T. Rowe Price Group	160		11,352
Target	1,250		90,525
TD Ameritrade Holding	100		2,758
TE Connectivity	210		12,004
TEGNA	350		8,403
Tesoro	260		22,685
Texas Instruments	1,130		59,811
Textron	310		10,608
The TJX Companies	370		26,359
Thermo Fisher Scientific	50		6,603
Tiffany & Co.	50		3,192
Time Warner	830		58,465
Time Warner Cable	160		29,122
Toll Brothers	100	a	2,762
Total System Services	50		2,008
Tractor Supply	100		8,831
Travelers	520		55,661
Trimble Navigation	50	a	965
Twenty-First Century Fox, Cl. A	1,870		50,434
Twenty-First Century Fox, Cl. B	660		17,886
Twitter	50	a	840
Tyco International	260		8,941
Tyson Foods, Cl. A	420		22,411
U.S. Bancorp	700		28,042
UDR	50	c	1,779
Union Pacific	820		59,040
United Continential Holdings	100	a	4,828
United Parcel Service, Cl. B	760		70,832
United Rentals	200	a	9,582
United Technologies	400		35,076
United Therapeutics	50	a	6,159
UnitedHealth Group	670		77,157
Universal Health Services, Cl. B	50		5,632
Unum Group	250		7,160
Valero Energy	1,430		97,054
Vantiv, Cl. A	50	a	2,353
Varian Medical Systems	50	a	3,856

VeriSign	100	a	7,560
Verisk Analytics, Cl. A	50	a	3,650
Verizon Communications	5,380		268,839
VF	110		6,886
Viacom, Cl. B	660		30,122
Visa, Cl. A	490		36,500
Vornado Realty Trust	100	c	8,846
Voya Financial	150		4,587
W.W. Grainger	50		9,834
Wabtec	50		3,198
Wal-Mart Stores	2,330		154,619
Walgreens Boots Alliance	600		47,832
Walt Disney	1,190		114,026
Waste Management	610		32,299
Waters	50	a	6,061
Weatherford International	900	a	6,066
WEC Energy Group	160		8,837
Wells Fargo & Co.	2,350		118,040
Welltower REIT	100	c	6,222
Western Union	670		11,953
Westlake Chemical	50		2,274
Weyerhaeuser	300	c	7,683
Whirlpool	100		13,439
WhiteWave Foods	50	a	1,888
Whiting Petroleum	100	a	735
Wyndham Worldwide	200		12,980
Xerox	740		7,215
Xilinx	100		5,027
XL Group	360		13,054
Xylem	100		3,595
Yum! Brands	310		22,435
Zimmer Biomet Holdings	50		4,963
Zoetis	150		6,457
			10,470,766
Total Common Stocks
(cost $19,434,347)			18,186,878

Preferred Stocks--.1%
Germany

Bayerische Motoren Werke	71	4,887
Fuchs Petrolub	44	1,804
Henkel & Co.	78	8,278
Total Preferred Stocks
(cost $16,755)		14,969
	Number of
Rights--.0%	Rights	Value ($)
Italy
Saipem
(cost $6,623)	384 [a]	1,206

Other Investment--.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $55,701)	55,701 [d]	55,701
Total Investments (cost $19,513,426)	100.0%	18,258,754
Liabilities, Less Cash and Receivables	(.0%)	(8,032)
Net Assets	100.0%	18,250,722

ADR -- American Depository Receipts
BR -- Bearer Certificate
CDI -- Chess Depository Interest
PC -- Participation Certificate
RSP -- Retirement Savings Plan
REIT-- Real Estate Investment Trust
SDR -- Swedish Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $13,513 or .1% of net assets.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At January 31, 2016 net unrealized depreciation on investments was $1,254,672 of which $919,237 related to appreciated investment securities and $2,173,909 related to depreciated investment securities. At January 31, 2016 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †

Value (%)

Consumer Discretionary	16.6
Financial	16.6
Information Technology	11.8
Industrial	11.4
Consumer Staples	10.7
Health Care	10.2
Telecommunication Services	6.4
Materials	5.9
Energy	5.6
Utilities	4.5
Money Market Investment	.3
100.0

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	10,470,766	-		-	10,470,766
Equity Securities - Foreign Common Stocks†	93,858	7,622,254	††	-	7,716,112
Equity Securities - Foreign Preferred Stocks†	-	14,969	††		14,969
Mutual Funds	55,701	-		-	55,701
Rights†	-	1,206	††	-	1,206

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta U.S. Equity Fund
January 31, 2016 (Unaudited)

Common Stocks--100.3%	Shares	Value ($)
Automobiles & Components--2.1%
Delphi Automotive	130	8,442
Ford Motor	2,209	26,375
General Motors	1,910	56,612
Goodyear Tire & Rubber	440	12,500
		103,929
Banks--6.6%
Bank of America	3,629	51,314
BB&T	213	6,957
Citigroup	465	19,800
Fifth Third Bancorp	326	5,151
Huntington Bancshares	292	2,505
JPMorgan Chase & Co.	2,153	128,103
KeyCorp	248	2,768
Regions Financial	304	2,468
SunTrust Banks	261	9,547
U.S. Bancorp	418	16,745
Wells Fargo & Co.	1,760	88,405
Zions Bancorporation	37	839
		334,602
Capital Goods--6.2%
3M	163	24,613
Allegion	21	1,272
Boeing	658	79,046
Dover	134	7,832
Eaton	175	8,839
Emerson Electric	202	9,288
Fastenal	72	2,920
Flowserve	56	2,164
General Dynamics	162	21,671
General Electric	973	28,314

Honeywell International	219		22,601
Illinois Tool Works	236		21,257
Jacobs Engineering Group	65	a	2,550
Masco	255		6,729
Northrop Grumman	57		10,548
PACCAR	148		7,262
Quanta Services	479	a	8,957
Raytheon	123		15,774
Rockwell Automation	42		4,014
Roper Technologies	16		2,811
Snap-on	13		2,100
Stanley Black & Decker	65		6,132
Textron	81		2,772
United Rentals	112	a	5,366
W.W. Grainger	24		4,721
Xylem	43		1,546
			311,099
Commercial & Professional Services--.6%
ADT	64		1,893
Cintas	52		4,468
Dun & Bradstreet	17		1,673
Equifax	35		3,703
Nielsen Holdings	92		4,431
Pitney Bowes	153		2,996
Robert Half International	60		2,626
Waste Management	204		10,802
			32,592
Consumer Durables & Apparel--1.4%
D.R. Horton	205		5,640
Hanesbrands	143		4,372
Harman International Industries	12		893
Hasbro	23		1,708
Leggett & Platt	76		3,155
Mattel	101		2,787
Michael Kors Holdings	243	a	9,696
Mohawk Industries	19	a	3,162
Newell Rubbermaid	46		1,784

NIKE, Cl. B	320		19,843
PulteGroup	162		2,715
PVH	47		3,449
Ralph Lauren	46		5,175
Whirlpool	28		3,763
			68,142
Consumer Services--2.0%
Carnival	251		12,081
Chipotle Mexican Grill	4	a	1,812
Darden Restaurants	83		5,234
H&R Block	60		2,043
Marriott International, Cl. A	235		14,401
McDonald's	147		18,196
Royal Caribbean Cruises	67		5,491
Starbucks	287		17,441
Starwood Hotels & Resorts Worldwide	105	b	6,535
Wyndham Worldwide	88		5,711
Yum! Brands	175		12,665
			101,610
Diversified Financials--2.7%
Affiliated Managers Group	33	a	4,428
American Express	175		9,362
Ameriprise Financial	103		9,337
Berkshire Hathaway, Cl. B	317	a	41,137
Discover Financial Services	199		9,112
Franklin Resources	438		15,181
Intercontinental Exchange	21		5,540
Invesco	92		2,754
Legg Mason	67		2,052
Moody's	122		10,875
Navient	144		1,377
Northern Trust	85		5,277
State Street	70		3,901
T. Rowe Price Group	200		14,190
			134,523
Energy--4.9%

Apache	265		11,273
Cameron International	175	a	11,490
Chesapeake Energy	1,076		3,648
Columbia Pipeline Group	164		3,042
Devon Energy	164		4,576
Diamond Offshore Drilling	85		1,580
Ensco, Cl. A	141		1,379
EOG Resources	63		4,474
Exxon Mobil	42		3,270
FMC Technologies	118	a	2,968
Marathon Oil	284		2,763
Marathon Petroleum	702		29,337
Murphy Oil	109		2,137
ONEOK	139		3,462
Phillips 66	523		41,918
Schlumberger	448		32,377
Southwestern Energy	103	a	916
Spectra Energy	352		9,662
Tesoro	140		12,215
Transocean	378		3,939
Valero Energy	830		56,332
Williams	133		2,567
			245,325
Food & Staples Retailing--5.4%
Costco Wholesale	160		24,179
Kroger	658		25,537
Sysco	227		9,037
Wal-Mart Stores	3,226		214,077
			272,830
Food, Beverage & Tobacco--5.7%
Altria Group	780		47,666
Brown-Forman, Cl. B	27		2,642
Campbell Soup	111		6,262
Coca-Cola Enterprises	178		8,263
ConAgra Foods	85		3,539
Constellation Brands, Cl. A	37		5,642
Dr. Pepper Snapple Group	56		5,255

General Mills	281		15,879
Hershey	75		6,608
Hormel Foods	87		6,996
J.M. Smucker	31		3,978
Kellogg	50		3,672
McCormick & Co.	43		3,783
Mead Johnson Nutrition	44		3,190
Molson Coors Brewing, Cl. B	14		1,267
Mondelez International, Cl. A	739		31,851
Monster Beverage	12	a	1,620
PepsiCo	734		72,886
Philip Morris International	334		30,063
Reynolds American	129		6,444
Tyson Foods, Cl. A	321		17,129
			284,635
Health Care Equipment & Services--6.4%
Abbott Laboratories	650		24,603
Aetna	224		22,812
AmerisourceBergen	337		30,182
Anthem	175		22,836
Baxter International	189		6,917
Becton Dickinson & Co.	29		4,216
Boston Scientific	96	a	1,683
C.R. Bard	21		3,849
Cardinal Health	473		38,488
Cerner	20	a	1,160
Cigna	139		18,570
DENTSPLY International	51		3,003
Edwards Lifesciences	29	a	2,268
Express Scripts Holding	631	a	45,350
HCA Holdings	359	a	24,979
Henry Schein	15	a	2,272
Intuitive Surgical	3	a	1,623
McKesson	273		43,948
Quest Diagnostics	41		2,692
St. Jude Medical	107		5,656
Stryker	51		5,057

Tenet Healthcare	62	a	1,681
Universal Health Services, Cl. B	54		6,083
Varian Medical Systems	17	a	1,311
			321,239
Household & Personal Products--1.0%
Clorox	51		6,582
Colgate-Palmolive	182		12,290
Estee Lauder, Cl. A	157		13,384
Kimberly-Clark	153		19,648
			51,904
Insurance--3.4%
Allstate	199		12,059
Aon	189		16,600
Chubb	131		14,788
Cincinnati Financial	71		4,092
Genworth Financial, Cl. A	357	a	992
Hartford Financial Services Group	154		6,188
Lincoln National	211		8,326
Loews	170		6,292
Marsh & McLennan	274		14,612
Principal Financial Group	217		8,246
Progressive	254		7,937
Prudential Financial	495		34,690
Torchmark	43		2,337
Travelers	238		25,476
Unum Group	164		4,697
XL Group	82		2,973
			170,305
Materials--4.3%
Air Products & Chemicals	74		9,377
Airgas	25		3,500
Alcoa	401		2,923
Avery Dennison	61		3,714
Ball	62		4,143
Dow Chemical	885		37,170
E.I. du Pont de Nemours & Co.	501		26,433
Eastman Chemical	64		3,917

Ecolab	80		8,630
International Flavors & Fragrances	16		1,871
LyondellBasell Industries, Cl. A	535		41,714
Martin Marietta Materials	14		1,758
Monsanto	196		17,758
Newmont Mining	300		5,988
Nucor	272		10,627
PPG Industries	77		7,324
Praxair	61		6,100
Sealed Air	170		6,890
Sherwin-Williams	49		12,528
Vulcan Materials	22		1,940
			214,305
Media--4.8%
CBS, Cl. B	202		9,595
Comcast, Cl. A	1,329		74,039
Interpublic Group of Companies	298		6,687
News Corp., Cl. A	153		1,984
Omnicom Group	167		12,249
Scripps Networks Interactive, Cl. A	57		3,475
TEGNA	168		4,034
Time Warner	321		22,611
Time Warner Cable	59		10,739
Twenty-First Century Fox, Cl. A	470		12,676
Twenty-First Century Fox, Cl. B	166		4,499
Viacom, Cl. B	281		12,825
Walt Disney	704		67,457
			242,870
Pharmaceuticals, Biotech & Life Sciences--7.9%
AbbVie	441		24,211
Agilent Technologies	80		3,012
Allergan	30	a	8,533
Amgen	258		39,404
Baxalta	166		6,642
Biogen	90	a	24,575
Celgene	143	a	14,346

Gilead Sciences	1,044		86,652
Johnson & Johnson	594		62,037
Mallinckrodt	42	a	2,440
Merck & Co.	725		36,736
Mylan	145	a	7,640
PerkinElmer	26		1,256
Perrigo Company	17		2,458
Pfizer	2,248		68,542
Regeneron Pharmaceuticals	7	a	2,941
Waters	17	a	2,061
Zoetis	105		4,520
			398,006
Real Estate--1.7%
American Tower	16	b	1,509
AvalonBay Communities	13	b	2,229
Boston Properties	33	b	3,835
CBRE Group, Cl. A	131	a	3,664
Crown Castle International	58	b	5,000
Equity Residential	31	b	2,390
General Growth Properties	299	b	8,384
HCP	66	b	2,372
Host Hotels & Resorts	473	b	6,551
Kimco Realty	76	b	2,066
Macerich	61	b	4,756
Plum Creek Timber	61	b	2,471
Prologis	85	b	3,355
Public Storage	45	b	11,410
Realty Income	23	b	1,283
Simon Property Group	82	b	15,275
Ventas	29	b	1,604
Vornado Realty Trust	19	b	1,681
Welltower REIT	67	b	4,169
Weyerhaeuser	134	b	3,432
			87,436
Retailing--6.0%
Amazon.com	43	a	25,241
AutoNation	68	a	2,941

AutoZone	7	a	5,372
Bed Bath & Beyond	107	a	4,619
Best Buy	572		15,976
CarMax	58	a	2,562
Dollar General	103		7,731
Expedia	23		2,324
GameStop, Cl. A	152		3,984
Gap	218		5,389
Genuine Parts	104		8,962
Home Depot	507		63,760
Kohl's	96		4,776
L Brands	99		9,519
Lowe's	615		44,071
Netflix	13	a	1,194
Nordstrom	211		10,360
O'Reilly Automotive	37	a	9,653
Priceline Group	12	a	12,780
Ross Stores	113		6,357
Signet Jewelers	23		2,668
Staples	481		4,291
Target	424		30,706
The TJX Companies	139		9,902
Tiffany & Co.	56		3,575
Tractor Supply	39		3,444
Urban Outfitters	111	a	2,540
			304,697
Semiconductors & Semiconductor Equipment--2.8%
Analog Devices	94		5,063
Avago Technologies	75		10,028
Broadcom, Cl. A	78		4,264
First Solar	65	a	4,463
Intel	881		27,329
KLA-Tencor	299		20,030
Lam Research	89		6,389
Linear Technology	83		3,547
Microchip Technology	34		1,524
Micron Technology	1,041	a	11,482

NVIDIA	274		8,025
Skyworks Solutions	79		5,445
Texas Instruments	568		30,064
Xilinx	75		3,770
			141,423
Software & Services--7.4%
Accenture, Cl. A	223		23,535
Activision Blizzard	136		4,736
Adobe Systems	34	a	3,030
Alliance Data Systems	10	a	1,998
Alphabet, Cl. A	55	a	41,874
Alphabet, Cl. C	56	a	41,605
CA	75		2,155
Citrix Systems	57	a	4,016
Cognizant Technology Solutions, Cl. A	109	a	6,901
Computer Sciences	57		1,828
CSRA	57		1,526
eBay	470	a	11,026
Electronic Arts	66	a	4,260
Facebook, Cl. A	68	a	7,630
Fidelity National Information Services	84		5,017
Fiserv	82	a	7,754
International Business Machines	280		34,941
Intuit	52		4,967
MasterCard, Cl. A	146		12,998
Microsoft	1,220		67,210
Oracle	952		34,567
Paychex	78		3,733
PayPal Holdings	95	a	3,433
Red Hat	32	a	2,242
salesforce.com	28	a	1,906
Teradata	64	a	1,558
Total System Services	64		2,570
VeriSign	49	a	3,704
Visa, Cl. A	282		21,006

Western Union	218		3,889
Xerox	451		4,397
			372,012
Technology Hardware & Equipment--6.9%
Amphenol, Cl. A	81		4,015
Apple	2,140		208,308
Cisco Systems	2,044		48,627
EMC	1,041		25,786
F5 Networks	39	a	3,657
Hewlett-Packard Enterprise	1,207		16,608
Juniper Networks	346		8,166
Motorola Solutions	175		11,685
NetApp	251		5,504
Seagate Technology	143		4,154
TE Connectivity	218		12,461
			348,971
Telecommunication Services--3.4%
CenturyLink	551		14,006
Level 3 Communications	47	a	2,294
Verizon Communications	3,087		154,257
			170,557
Transportation--3.3%
American Airlines Group	621		24,213
C.H. Robinson Worldwide	93		6,024
CSX	289		6,653
Delta Air Lines	787		34,856
Expeditors International of Washington	115		5,189
FedEx	69		9,169
J.B. Hunt Transport Services	26		1,890
Kansas City Southern	14		992
Southwest Airlines	501		18,848
Union Pacific	263		18,936
United Continential Holdings	170	a	8,208
United Parcel Service, Cl. B	332		30,942
			165,920
Utilities--3.4%

AGL Resources	35	2,225
Ameren	111	4,986
American Electric Power	215	13,109
CenterPoint Energy	81	1,447
CMS Energy	155	6,026
Dominion Resources	105	7,578
DTE Energy	118	10,031
Duke Energy	241	18,147
Entergy	141	9,952
Eversource Energy	90	4,842
Exelon	282	8,339
FirstEnergy	387	12,794
NextEra Energy	164	18,320
NiSource	231	4,853
Pinnacle West Capital	46	3,050
PPL	297	10,413
SCANA	54	3,399
Southern	334	16,339
WEC Energy Group	42	2,320
Xcel Energy	289	11,046
		169,216
Total Common Stocks
(cost $5,256,145)		5,048,148

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $47,149)	47,149 [c]	47,149
Total Investments (cost $5,303,294)	101.2%	5,095,297
Liabilities, Less Cash and Receivables	(1.2%)	(58,983)
Net Assets	100.0%	5,036,314

a Non-income producing security.
b Investment in real estate investment trust.
c Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $207,997 of which $270,005 related to appreciated investment securities and $478,002 related to depreciated investment securities. At
January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	7.9
Software & Services	7.4
Technology Hardware & Equipment	6.9
Banks	6.6
Health Care Equipment & Services	6.4
Capital Goods	6.2
Retailing	6.0
Food, Beverage & Tobacco	5.7
Food & Staples Retailing	5.4
Energy	4.9
Media	4.8
Materials	4.3
Insurance	3.4
Telecommunication Services	3.4
Utilities	3.4
Transportation	3.3
Semiconductors & Semiconductor Equipment	2.8
Diversified Financials	2.7
Automobiles & Components	2.1
Consumer Services	2.0
Real Estate	1.7
Consumer Durables & Apparel	1.4
Household & Personal Products	1.0
Money Market Investment	.9
Commercial & Professional Services	.6
101.2

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	5,024,377	-	-	5,024,377
Equity Securities - Foreign Common Stocks†	23,771	-	-	23,771
Mutual Funds	47,149	-	-	47,149
† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)